Accounts and bills receivable, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts and bills receivable, net
Accounts receivable due from a related party	$ 4,744	29,555
Accounts receivable due from third parties	62,695	390,597	469,339
Less: allowance for doubtful accounts	(1,071)	(6,671)	(7,289)	(7,475)
Accounts receivable, net	66,368	413,481	462,050
Bills receivable	109,088	679,630	814,822
Total accounts and bills receivable, net	175,456	1,093,111	1,276,872
Movement of the allowance for doubtful accounts
Beginning allowance for doubtful accounts	1,170	7,289	7,475	6,749
Addition charged to (reversal of) bad debt expense	(99)	(618)	994	843
Write-off of accounts receivable		0	(1,180)	(117)
Ending allowance for doubtful accounts	$ 1,071	6,671	7,289	7,475